Label	Element	Value
Document And Entity Information Elements	ck0001595106_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 25, 2015
Registrant Name	dei_EntityRegistrantName	Elkhorn ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001595106
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2015
Prospectus Date	rr_ProspectusDate	Nov. 25, 2015